ENTITY-WIDE DISCLOSURE (Schedule Of Net Sales By Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	$ 357,565	$ 206,107	$ 156,361
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	237,263	149,488	124,199
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	$ 120,302	$ 56,619	$ 32,162